MERGER WITH FRONTLINE 2012 (Details)	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($) Rate shares	Nov. 29, 2015 Rate	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters	15
Share exchange ratio in reverse acquisition		2.55		2.55	2.55
Treasury stock (in shares) | $	$ 0			$ 50,397,000
Percentage ownership of common stock outstanding			13.00%
Reverse acquisition [Member]
Business Acquisition [Line Items]
Number of shares issued to existing shareholders of Frontline 2012 in order to maintain combined company shareholdings | shares		77,794,000
Number of shares held by existing shareholders to qualify for reverse acquisition | shares		0
Share exchange ratio in reverse acquisition		2.55
Common stock, shares, issued as merger consideration | shares		583,600,000
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split | shares		249,100,000		249,100,000
Treasury stock (in shares) | $		$ 6,800,000		$ 6,792,000
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger | shares		13,460,000		13,460,000
Percentage ownership of merged entity from existing shareholders of Frontline		25.40%
Percentage ownership of merged entity from existing shareholders of Frontline 2012		74.60%
Minimum percentage of shareholders voting in favor required for approval of the merger		50.00%
Frontline 2012 Ltd [Member]
Business Acquisition [Line Items]
Percentage ownership of Frontline 2012 common stock outstanding			59.00%
Frontline 2012 Ltd [Member] | Reverse acquisition [Member]
Business Acquisition [Line Items]
Minimum percentage of shareholders voting in favor required for approval of the merger		75.00%
Hemen [Member] | Reverse acquisition [Member]
Business Acquisition [Line Items]
Percentage ownership of common stock outstanding		51.70%
Ship Finance International Limited [Member]
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters	14	15
Percentage ownership of common stock outstanding			28.00%
Percentage ownership of Ship Finance common stock outstanding			37.00%
Ship Finance International Limited [Member] | Reverse acquisition [Member]
Business Acquisition [Line Items]
Total vessels leased in on long-term time charters	19
Percentage ownership of common stock outstanding		7.00%